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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21187

Registrant Name: PIMCO Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service: Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2008

Date of Reporting Period: December 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES–97.6%
	Alabama–1.1%
	Birmingham, GO, Ser. B, (Pre-refunded @ $100, 12/1/12) (AMBAC)(b),
$1,000	5.00%, 12/1/27	Aaa/AAA	$1,079,250
2,560	5.00%, 12/1/32	Aaa/AAA	2,762,880
5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	4,561,450
1,500	Colbert Cnty., Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,457,250
			9,860,830
	Alaska–0.8%
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	2,550,277
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,902,964
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,001,410
			7,454,651
	Arizona–3.1%
	Health Facs. Auth. Rev.,
2,250	Beatitudes Project, 5.20%, 10/1/37	NR/NR	1,851,705
2,200	John C. Lincoln Health Network,
	7.00%, 12/1/25, (Pre-refunded @ $102, 12/1/10) (b)	NR/BBB	2,473,724
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,542,540
	Salt River Project Agricultural Improvement & Power Dist. Rev., Ser. A (i),
5,000	5.00%, 1/1/35	Aa1/AA	5,200,300
16,000	5.00%, 1/1/37	Aa1/AA	16,629,920
			27,698,189
	Arkansas–0.1%
7,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	991,130
	California–6.7%
1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	999,260
2,000	Chula Vista Community Facs. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	1,776,860
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. A,
27,585	6.25%, 6/1/33	Aaa/AAA	30,272,882
21,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	24,279,570
3,060	Statewide Community Dev. Auth. Rev., Baptist Univ., 9.00%, 11/1/17, Ser. B (c)	NR/NR	3,186,776
			60,515,348
	Colorado–3.4%
1,000	Aurora Single Tree Metropolitan Dist., GO, 5.50%, 11/15/31	NR/NR	939,320
	Colorado School of Mines Aux. Facs. Rev. (AMBAC),
340	5.00%, 12/1/37	Aaa/AAA	347,850
2,160	5.00%, 12/1/37, (Pre-refunded @ $100, 12/1/12) (b)	Aaa/AAA	2,331,180

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Colorado–(continued)
$9,955	Colorado Springs Rev., 5.00%, 11/15/30, Ser. B (i)	Aa2/AA	$10,248,573
500	Confluence Metropolitan Dist. Rev, 5.45%, 12/1/34	NR/NR	431,945
	El Paso Cnty., CP (AMBAC),
1,735	5.00%, 12/1/23, Ser. A, (Pre-refunded @ $100, 12/1/12) (b)	Aaa/AAA	1,872,499
1,725	5.00%, 12/1/23, Ser. B	Aaa/AAA	1,791,775
2,820	5.00%, 12/1/27, Ser. A, (Pre-refunded @ $100, 12/1/12) (b)	Aaa/AAA	3,043,485
1,500	5.00%, 12/1/27, Ser. B	Aaa/AAA	1,545,960
1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	1,554,690
1,000	Health Facs. Auth. Rev., American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	915,450
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, 5.875%, 6/1/37 (c)	NR/BB	1,436,280
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	4,012,360
			30,471,367
	Florida–5.7%
3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	3,323,156
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B, (Pre-refunded @ $100, 11/15/12) (b)	A1/A+	8,643,120
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,433,250
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment Rev., 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,527,516
1,000	Orange Cnty. Housing Finance Auth., Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	1,012,280
15,000	Pinellas Cnty. Health Facs. Auth. Rev., Baycare Health, 5.50%, 11/15/33, (Pre-refunded @ $100, 5/15/13) (b)	Aa3/NR	16,563,000
3,895	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45	NR/NR	3,471,536
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33, (Pre-refunded @ $100, 2/1/13) (b)	Aaa/AA−	8,137,950
5,615	Tampa Water & Sewer Rev., 5.00%, 10/1/26	Aa2/AA	5,791,311
			50,903,119
	Georgia–0.6%
1,750	Fulton Cnty. Rev., 5.125%, 7/1/42, Ser. A	NR/NR	1,424,623
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	4,143,080
			5,567,703
	Idaho–0.8%
	State Building Auth., Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	Aaa/AAA	1,021,810
5,750	5.00%, 9/1/43	Aaa/AAA	5,854,190
			6,876,000
	Illinois–6.1%
	Chicago, GO, Ser. A (MBIA),
1,530	5.00%, 1/1/31, (Pre-refunded @ $101, 1/1/11) (b)	Aaa/AAA	1,623,682
720	5.00%, 1/1/31	Aaa/AAA	733,810

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Illinois–(continued)
	Chicago, Lake Shore East, Special Assessment,
$1,600	6.625%, 12/1/22	NR/NR	$1,646,656
3,456	6.75%, 12/1/32	NR/NR	3,551,489
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	176,600
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,029,970
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC) Dev. Finance Auth. Rev.,	Aaa/AAA	7,168,630
2,000	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	1,827,200
1,500	Franciscan Communities, 5.50%, 5/15/37	NR/NR	1,364,340
12,795	People Gas Light & Coke 5.00%, 2/1/33 (AMBAC)(i)	Aaa/AAA	13,018,017
1,500	Sedgebrook, 6.00%, 11/15/37, Ser. A	NR/NR	1,394,130
1,050	Three Crowns Park Plaza, 5.875%, 2/15/38	NR/NR	955,962
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,916,182
220	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (b)	Aa1/AA	238,531
165	5.25%, 7/1/41	Aa1/AA	171,613
4,160	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (b)	Aa1/AA	4,479,741
	Finance Auth. Rev.,
1,000	5.875%, 3/1/27, Ser. A	NR/NR	968,110
625	6.00%, 3/1/37, Ser. A	NR/NR	599,250
1,175	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,222,211
4,283	Round Lake, Special Tax Rev., 6.70%, 3/1/33, (Pre-refunded @ $102, 3/1/13) (b)	NR/NR	4,906,690
600	Southwestern Dev. Auth. Rev., Comprehensive Mental Health Center, 6.625%, 6/1/37	NR/NR	589,662
			54,582,476
	Indiana–3.1%
7,535	Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)(i)	Aaa/AAA	7,700,996
3,000	Brownsburg 1999 School Building Corp. Rev., 5.25%, 3/15/25, Ser. A, (Pre-refunded @ $100, 9/15/13) (FSA)(b)	Aaa/AAA	3,299,790
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B−	1,328,910
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,114,400
	Michigan City Area Wide School Building Corp., Rev. (FGIC),
2,500	zero coupon, 1/15/21	Aaa/AAA	1,380,450
1,000	zero coupon, 7/15/21	Aaa/AAA	539,730
1,000	zero coupon, 1/15/22	Aaa/AAA	523,250
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,031,650
	Portage Industrial Economic Dev. Rev.,
1,000	5.00%, 7/15/23	NR/BBB+	940,650
775	5.00%, 1/15/27	NR/BBB+	715,937

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Indiana–(continued)
$3,500	State Dev. Finance Auth., Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	$3,505,460
2,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (c)	NR/NR	1,809,940
			27,891,163
	Iowa–1.7%
1,000	Coralville, CP, 5.25%, 6/1/26, Ser. D	A2/NR	1,028,000
3,715	Finance Auth. Rev., Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	3,235,691
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
11,010	5.60%, 6/1/34	Baa3/BBB	10,007,539
1,000	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (b)	NR/AAA	1,079,790
			15,351,020
	Kentucky–0.2%
	Economic Dev. Finance Auth., Hospital Facs. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA−	1,010,780
1,080	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	1,087,679
			2,098,459
	Louisiana–1.0%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
5,000	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (b)	Aaa/NR	5,735,550
1,700	5.50%, 5/15/47	A3/NR	1,675,622
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,538,489
			8,949,661
	Maryland–0.2%
500	Health & Higher Educational Facs. Auth. Rev., 5.30%, 1/1/37	NR/NR	432,585
1,500	State Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,543,650
			1,976,235
	Massachusetts–1.1%
1,000	State Dev. Finance Agcy. Rev., 5.75%, 7/1/33, Ser. C, (Pre-refunded @ $101, 7/1/13) (b)	A3/A−	1,128,880
750	Linden Ponds, 5.75%, 11/15/35, Ser. A	NR/NR	677,063
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,925,614
3,225	State Water Pollution Abatement Trust Rev., 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,312,365
			10,043,922
	Michigan–13.9%
500	Corner Creek Academy East Rev., 5.25%, 11/1/36	A1/BB+	430,560
250	Crescent Academy, CP, 5.75%, 12/1/36	NR/NR	221,835
	Detroit Water Supply System Rev.,
33,040	5.00%, 7/1/32, Ser. A (FSA)(i)	Aaa/AAA	33,884,172
35,000	5.00%, 7/1/34, Ser. A (MBIA)(i)	Aaa/AAA	35,706,650

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Michigan–(continued)
$7,555	5.00%, 7/1/34, Ser. B (MBIA)	Aaa/AAA	$7,707,535
500	Star International Academy, CP, 6.125%, 3/1/37	NR/BB+	499,610
5,000	State Building Auth. Rev., 5.00%, 10/15/26, Ser. III, (Pre-refunded @ $100, 10/15/12) (FSA)(b)	Aaa/AAA	5,386,600
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB−	157,537
4,000	Henry Ford Health System, 5.00%, 3/1/17, (Pre-refunded @ $100, 3/1/13) (b)	A1/A	4,304,200
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,574,339
575	6.00%, 4/1/22	A2/A	611,518
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa2/AA	20,505,400
1,000	State Technical Univ. Rev., 5.00%, 10/1/33 (XLCA)	Aaa/AAA	1,026,810
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	9,689,700
			125,706,466
	Minnesota–0.4%
750	Cottage Grove Rev., 5.00%, 12/1/31	NR/NR	631,133
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Aaa/AAA	2,566,008
			3,197,141
	Mississippi–0.5%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB	3,002,520
1,250	5.90%, 5/1/22	Ba1/BBB	1,251,613
			4,254,133
	Missouri–1.5%
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,360,395
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,514,670
1,500	5.125%, 12/20/30	NR/AAA	1,508,115
7,500	State Health & Educational Facs. Auth., Health Facs. Rev., St. Anthony’s Medical Center, 6.25%, 12/1/30, (Pre-refunded @ $101, 12/1/10) (b)	A2/NR	8,220,525
250	Township of Jennings Rev., 5.00%, 11/1/23	NR/NR	228,722
500	Univ. Place Transportation Dev. Dist., Special Assessment, 5.00%, 3/1/32 (d)	NR/NR	444,760
			13,277,187
	Montana–1.3%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,579,400
	Nevada–0.4%
3,355	Henderson Health Care Facs. Rev., Catholic Healthcare West, 5.125%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (b)	A2/NR	3,423,912

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	New Hampshire–0.5%
	Manchester Water Works Rev. (FGIC),
$1,500	5.00%, 12/1/28	Aaa/AAA	$1,551,840
3,250	5.00%, 12/1/34	Aaa/AAA	3,345,258
			4,897,098
	New Jersey–5.7%
1,000	Camden Cnty., Improvement Auth. Rev., Cooper Health System, 5.00%, 2/15/35, Ser. A	Baa3/BBB	876,480
	Economic Dev. Auth. Rev.,
4,500	Kapkowski Road Landfill Project, Special Assessment, 6.50%, 4/1/28	Baa3/NR	4,959,495
300	Newark Airport Rev., 7.00%, 10/1/14	Ba1/NR	301,485
450	Seashore Gardens, 5.375%, 11/1/36	NR/NR	388,035
	Health Care Facs. Financing Auth. Rev.,
2,500	Middlesex Cnty. Pollution Control Auth. Rev., 5.75%, 9/15/32	Baa3/BBB−	2,500,775
3,000	Pascack Valley Hospital, 6.625%, 7/1/36 (j)	NR/CC	1,531,500
2,000	Somerset Medical Center, 5.50%, 7/1/33	Ba1/NR	1,791,300
2,000	South Port Corp., 5.10%, 1/1/33	NR/A	2,043,240
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB−	975,060
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	1,061,588
1,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	1,544,850
	Tobacco Settlement Financing Corp. Rev.,
22,645	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	18,830,903
525	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	582,466
1,000	6.125%, 6/1/24	Aaa/AAA	1,062,750
230	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	256,346
350	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	399,259
10,750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	12,526,545
			51,632,077
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB−	1,002,310
	New York–3.6%
10,000	Metropolitan Transportation Auth. Rev., 5.25%, 11/15/32, Ser. B, (Pre-refunded @ $100, 11/15/13) (b)	A2/AAA	11,054,000
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
5,000	5.00%, 6/15/35, Ser. C	Aa2/AA+	5,146,900
8,180	5.00%, 6/15/37, Ser. D (i)	Aa2/AA+	8,441,433
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,542,375
3,800	State Dormitory Auth. Rev., State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (b)	Aa3/AAA	4,113,576
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,076,160
			32,374,444
	North Carolina–1.3%
2,000	Charlotte-Mecklenburg Hospital Auth., Healthcare System Rev., 5.00%, 1/15/33, Ser. A, (Pre-refunded @ $100, 1/15/13) (b)	Aa3/AA−	2,148,720

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	North Carolina–(continued)
	Eastern Municipal Power Agcy., Power System Rev.,
$2,000	5.125%, 1/1/23, Ser. D	Baa1/BBB	$2,034,760
2,000	5.125%, 1/1/26, Ser. D	Baa1/BBB	2,022,340
3,795	5.375%, 1/1/17, Ser. C	Baa1/BBB	3,964,371
1,500	Medical Care Commission, Health Care Facs. Rev., Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,542,660
			11,712,851
	Ohio–1.4%
5,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	4,775,300
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA−	2,540,000
5,000	Ohio Air Quality Dev. Auth. Rev., Dayton Power & Light Co., 4.80%, 1/1/34, Ser. B (FGIC)(i)	Aaa/AAA	4,977,900
			12,293,200
	Pennsylvania–4.0%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
11,300	5.375%, 11/15/40, Ser. A	Ba2/BB	9,786,365
4,350	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	5,130,694
1,500	Cumberland Cnty. Auth., Retirement Community Rev., Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (b)	NR/NR	1,773,480
3,250	Delaware River Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A−	3,337,815
1,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,224,762
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke’s Bethlehem Hospital,5.375%, 8/15/33, (Pre-refunded @ $100, 8/15/13) (b)	Baa1/BBB	3,295,560
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D, (Pre-refunded @ $100, 6/1/14) (FGIC)(b)	Aaa/AAA	5,495,750
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev.,5.00%, 12/1/28, (Partially Pre-refunded @ $101, 6/1/08) (b)	Aa2/NR	6,203,358
			36,247,784
	Puerto Rico–0.3%
	Electric Power Auth. Power Rev.,
2,200	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	2,402,466
	South Carolina–1.7%
7,500	Florence Cnty. Rev., McLeod Regional Medical Center, 5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	7,784,775
	Jobs Economic Dev. Auth. Rev., Bon Secours Health System,
6,700	5.625%, 11/15/30	A3/A−	6,817,652
750	6.00%, 11/15/37, Ser. A	NR/NR	685,208
			15,287,635
	South Dakota–0.2%
1,705	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.375%, 12/1/27	NR/NR	1,554,363

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Tennessee–0.1%
$1,250	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA−	$1,263,475
	Texas–14.3%
2,500	Columbia & Brazoria Independent School Dist., GO, 5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,575,850
1,300	Comal Cnty. Health Facs. Dev., McKenna Memorial Hospital Project Rev., 6.25%, 2/1/32	Baa2/BBB−	1,317,927
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD)(i)	Aaa/AAA	6,839,896
12,975	Dallas Area Rapid Transit Rev., 5.00%, 12/1/32, (Pre-refunded @ $100, 12/1/12) (FGIC)(b)(i)	Aaa/AAA	14,003,269
	Denton Independent School Dist., GO, (PSF-GTD),
5,745	zero coupon, 8/15/26, (Pre-refunded @ $44.73, 8/15/12) (b)	Aaa/AAA	2,190,568
255	zero coupon, 8/15/26	Aaa/AAA	93,223
5,745	zero coupon, 8/15/27, (Pre-refunded @ $42.17, 8/15/12) (b)	Aaa/AAA	2,065,213
255	zero coupon, 8/15/27	Aaa/AAA	87,733
4,785	zero coupon, 8/15/28, (Pre-refunded @ $39.75, 8/15/12) (b)	Aaa/AAA	1,621,397
215	zero coupon, 8/15/28	Aaa/AAA	69,598
5,745	zero coupon, 8/15/29, (Pre-refunded @ $37.46, 8/15/12) (b)	Aaa/AAA	1,834,551
255	zero coupon, 8/15/29	Aaa/AAA	77,688
1,915	zero coupon, 8/15/30, (Pre-refunded @ $35.30, 8/15/12) (b)	Aaa/AAA	576,185
85	zero coupon, 8/15/30	Aaa/AAA	24,367
7,660	zero coupon, 8/15/31, (Pre-refunded @ $33.25, 8/15/12) (b)	Aaa/AAA	2,171,227
340	zero coupon, 8/15/31	Aaa/AAA	91,735
10,115	5.00%, 8/15/33 (i)	Aaa/AAA	10,340,059
4,400	Harris Cnty., GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (b)	Aa1/AA+	4,748,744
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA)(b)	Aaa/AAA	5,219,050
2,750	St. Luke’s Episcopal Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (b)	NR/AAA	2,954,435
19,500	Harris Cnty. Rev., 5.125%, 8/15/32, (Pre-refunded @ $100, 8/15/12) (FSA)(b)	Aaa/AAA	21,062,925
5,000	Houston Water & Sewer System Rev.,5.00%, 12/1/30, Ser. A, (Pre-refunded @ $100, 12/1/12) (FSA)(b)	Aaa/AAA	5,391,550
	Judson Independent School Dist., GO, (PSF-GTD),
6,535	5.00%, 2/1/30, (Pre-refunded @ $100, 2/1/11) (b)	Aaa/NR	6,884,557
465	5.00%, 2/1/30	Aaa/NR	472,793
11,950	Mansfield Independent School Dist., GO, 5.00%, 2/15/28 (PSF-GTD)(i)	Aaa/AAA	12,296,670
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD),
1,365	zero coupon, 8/15/16	NR/AAA	949,535
1,000	zero coupon, 8/15/18	NR/AAA	625,510
1,000	zero coupon, 8/15/19	NR/AAA	586,880
1,000	zero coupon, 8/15/20	NR/AAA	553,240
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO, 5.30%, 10/1/29 (Radian)	NR/AA	2,127,271

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Texas–(continued)
$2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	NR/CCC	$1,640,600
	Univ. Rev., Ser. B (b),
2,000	5.00%, 7/1/26, (Pre-refunded @ $100, 7/1/14)	Aaa/AAA	2,186,220
11,115	5.00%, 8/15/33, (Pre-refunded @ $100, 8/15/13) (i)	Aaa/AAA	12,069,778
2,500	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	2,609,200
			128,359,444
	Utah–0.3%
750	Spanish Fork City Rev., 5.70%, 11/15/36	NR/NR	696,045
720	Utah Cnty. Lincoln Academy Charter School, GO, 5.875%, 6/15/37, Ser. A (c)	NR/NR	685,678
1,750	Weber Cnty., IHC Health Services Rev., 5.00%, 8/15/30	Aa1/NR	1,757,367
			3,139,090
	Virginia–0.1%
1,000	James City Cnty. Economic Dev. Auth. Rev., 5.50%, 7/1/37, Ser. A	NR/NR	887,320
	Washington–10.2%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	6,566,760
	King Cnty. Sewer Rev., Ser. A (i),
10,000	5.00%, 1/1/35 (FGIC)	Aaa/AAA	10,226,200
15,000	5.00%, 1/1/35 (FSA)	Aaa/AAA	15,326,100
21,625	Port Tacoma, GO, 5.00%, 12/1/33, (Pre-refunded @ $100, 12/1/13) (AMBAC)(b)(i)	Aaa/AAA	23,571,034
10,000	Seattle Drain & Wastewater Rev., 5.00%, 7/1/32 (FGIC)(i)	Aaa/AAA	10,213,500
3,400	State Housing Finance Commission Rev., Skyline at First Hill, 5.625%, 1/1/38, Ser. A	NR/NR	3,017,636
22,415	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	23,343,653
			92,264,883
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	580,535
700	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	641,018
			1,221,553
	Total Municipal Bond & Notes (cost—$847,822,704)		879,209,505
VARIABLE RATE NOTES (f)–2.0%
	Florida–0.3%
2,554	State Turnpike Auth. Rev., 9.02%, 7/1/31, Ser. 1450 (a)(c)(e)	Aa2/NR	2,666,121
	New York–1.5%
4,660	Liberty Dev. Corp. Rev., 11.60%, 10/1/35, Ser. 1451 (a)(c)(e)	Aa3/NR	5,851,562

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	New York–(continued)
$6,000	State Dormitory Auth. Rev., Univ. & College Improvement.,
	10.23%, 3/15/35, Ser. 1216 (a)(c)(e)	NR/AAA	$7,154,400
			13,005,962
	Ohio–0.2%
2,075	Ohio Air Quality Dev. Auth. Rev., 8.47%, 1/1/34, Ser. 1223 (FGIC)(a)(c)(e)	Aaa/NR	2,044,435
	Pennsylvania–0.0%
350	Washington Cnty. Redev. Auth., Tax Allocation, 5.45%, 7/1/35, Ser. A	NR/NR	319,245
	Total Variable Rate Notes (cost–$18,715,469)		18,035,763
U.S. TREASURY BILLS (g)–0.5%
4,425	2.99%-3.21%, 2/28/08-3/13/08 (cost–$4,399,478)		4,399,478
	Total Investments before options written (cost–$870,937,651)–100.1%		901,644,746

Contracts
OPTIONS WRITTEN (h)–(0.1)%
	Call Options–(0.1)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
761	strike price $114, expires 2/22/08		(856,125)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
761	strike price $110, expires 2/22/08		(190,250)
	Total Options Written (premiums received–$1,050,188)		(1,046,375)
	Total Investments net of options written (cost–$869,887,463)–100.0%		$900,598,371

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $17,716,518, representing 1.97% of total investments.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery security. To be settled/delivered after December 31, 2007.
(e)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2007.
(g)	All or partial amount segregated as collateral for futures contracts.
(h)	Non-income producing.
(i)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Security in default.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
CBOT – Chicago Board of Trade
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FSA – insured by Financial Security Assurance, Inc.
GNMA – insured by Government National Mortgage Association
GO – General Obligation Bond
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated

PSF-GTD – Public School Fund-Guaranteed
Radian – insured by Radian Guaranty, Inc.
XLCA – insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at December 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation
Long:	U.S. Treasury Notes 10 yr. Futures	31	$3,515	3/19/08	$31,000
Short:	U.S. Treasury Bond Futures	(1,456)	(169,442)	3/19/08	1,274,859
					$1,305,859

(2) Transactions in options written for the three months ended December 31, 2007:

	Contracts	Premiums
Options outstanding, September 30, 2007	—	$—
Options written	1,522	1,050,188
Options outstanding, December 31, 2007	1,522	$1,050,188

Item 2. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 29, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 29, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 29, 2008